Prepayment and OTHER CURRENT ASSETS, NET (Details) - USD ($)						1 Months Ended	12 Months Ended
	Apr. 04, 2023	Mar. 01, 2023	Oct. 18, 2022	Jul. 19, 2022	Apr. 10, 2022	Apr. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 20, 2024	Dec. 31, 2023
Prepayment and OTHER CURRENT ASSETS, NET (Details) [Line Items]
Amount of loans										$ 5,000,000
Allowance for credit losses							$ 0	$ 1,155,768			$ 1,155,768
AGM Group Ltd [Member]
Prepayment and OTHER CURRENT ASSETS, NET (Details) [Line Items]
Lending loan, amount						$ 900,000			$ 400,000
Debt interest rate						1.00%
Change in loan amount	$ 1,200,000
Amount of loans							950,000
Interest income loan							13,500
Muliang Agriculture Limited [Member]
Prepayment and OTHER CURRENT ASSETS, NET (Details) [Line Items]
Lending loan, amount			$ 5,000	$ 20,000	$ 280,000
Debt interest rate					1.00%
Amount of loans							465,000
Interest income loan							4,650
Loans increased amount								$ 600,000
Northnew Management Limited [Member]
Prepayment and OTHER CURRENT ASSETS, NET (Details) [Line Items]
Lending loan, amount		$ 2,000,000
Debt interest rate		1.00%
Amount of loans							3,095,426
Interest income loan							28,845
Loans increased amount							$ 3,100,000